Other operating income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other operating income [Abstract]
Grants (Note 17)	$ 14,591	$ 14,667
Insurance proceeds and other	7,608	7,953
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	3,593	0
Total	25,792	22,620
Other operating expenses [Abstract]
Raw materials and consumables used	(9,919)	(9,071)
Leases and fees	(3,668)	(3,650)
Operation and maintenance	(35,768)	(29,502)
Independent professional services	(7,502)	(7,646)
Supplies	(8,190)	(10,712)
Insurance	(10,245)	(10,698)
Levies and duties	(6,030)	(3,598)
Other expenses	(3,594)	(4,005)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(3,593)	0
Total	(88,509)	(78,881)
Gains on sale of equity interest		$ 4,600
Kaxu [Member]
Other operating income [Abstract]
Insurance proceeds and other	$ 6,300